Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 13, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001227155
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Government Portfolio (Prospectus Summary): | Government Portfolio
Government Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Portfolio (Prospectus Summary): | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVRXX

Government Portfolio (Second Summary Prospectus) | Government Portfolio
Government Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Portfolio (Second Summary Prospectus) | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSXX

Government Portfolio (Seventh Summary Prospectus) | Government Portfolio
Government Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Portfolio (Seventh Summary Prospectus) | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Portfolio | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOXX

Government Portfolio (Sixth Summary Prospectus) | Government Portfolio
Government Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Portfolio (Sixth Summary Prospectus) | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Portfolio | Advisory Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAYXX

Government Portfolio (Fifth Summary Prospectus) | Government Portfolio
Government Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Portfolio (Fifth Summary Prospectus) | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVVXX

Government Portfolio (Fourth Summary Prospectus) | Government Portfolio
Government Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Portfolio (Fourth Summary Prospectus) | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Portfolio | Participant Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPCXX

Government Portfolio (Third Summary Prospectus) | Government Portfolio
Government Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Portfolio (Third Summary Prospectus) | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Portfolio | Cash Management Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSGXX

Government Securities Portfolio (Prospectus Summary): | Government Securities Portfolio
Government Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Securities Portfolio (Prospectus Summary): | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUIXX

Government Securities Portfolio (Seventh Summary Prospectus) | Government Securities Portfolio
Government Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Securities Portfolio (Seventh Summary Prospectus) | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSVXX

Government Securities Portfolio (Sixth Summary Prospectus) | Government Securities Portfolio
Government Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Securities Portfolio (Sixth Summary Prospectus) | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGAXX

Government Securities Portfolio (Fifth Summary Prospectus) | Government Securities Portfolio
Government Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Securities Portfolio (Fifth Summary Prospectus) | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Advisory Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVAXX

Government Securities Portfolio (Fourth Summary Prospectus) | Government Securities Portfolio
Government Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Securities Portfolio (Fourth Summary Prospectus) | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVIXX

Government Securities Portfolio (Third Summary Prospectus) | Government Securities Portfolio
Government Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Securities Portfolio (Third Summary Prospectus) | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Participant Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGIPXX

Government Securities Portfolio (Second Summary Prospectus) | Government Securities Portfolio
Government Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Government Securities Portfolio (Second Summary Prospectus) | Government Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Government Securities Portfolio | Cash Management Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCHXX

Money Market Portfolio (Prospectus Summary): | Money Market Portfolio
Money Market Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Money Market Portfolio (Prospectus Summary): | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPUXX

Money Market Portfolio (Seventh Summary Prospectus) | Money Market Portfolio
Money Market Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Money Market Portfolio (Seventh Summary Prospectus) | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRXX

Money Market Portfolio (Sixth Summary Prospectus) | Money Market Portfolio
Money Market Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Money Market Portfolio (Sixth Summary Prospectus) | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MANXX

Money Market Portfolio (Fifth Summary Prospectus) | Money Market Portfolio
Money Market Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Money Market Portfolio (Fifth Summary Prospectus) | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Advisory Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVSXX

Money Market Portfolio (Fourth Summary Prospectus) | Money Market Portfolio
Money Market Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Money Market Portfolio (Fourth Summary Prospectus) | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOXX

Money Market Portfolio (Third Summary Prospectus) | Money Market Portfolio
Money Market Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Money Market Portfolio (Third Summary Prospectus) | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Participant Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMNXX

Money Market Portfolio (Second Summary Prospectus) | Money Market Portfolio
Money Market Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Money Market Portfolio (Second Summary Prospectus) | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Money Market Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Money Market Portfolio | Cash Management Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSHXX

Prime Portfolio (Prospectus Summary): | Prime Portfolio
Prime Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Prime Portfolio (Prospectus Summary): | Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Prime Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFXX

Prime Portfolio (Second Summary Prospectus) | Prime Portfolio
Prime Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Prime Portfolio (Second Summary Prospectus) | Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Prime Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPEXX

Prime Portfolio (Third Summary Prospectus) | Prime Portfolio
Prime Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Prime Portfolio (Third Summary Prospectus) | Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Prime Portfolio | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMXX

Prime Portfolio (Fourth Summary Prospectus) | Prime Portfolio
Advisory Class

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Prime Portfolio (Fourth Summary Prospectus) | Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Advisory Class
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Prime Portfolio | Advisory Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAVXX

Prime Portfolio (Fifth Summary Prospectus) | Prime Portfolio
Prime Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Prime Portfolio (Fifth Summary Prospectus) | Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Prime Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPVXX

Prime Portfolio (Sixth Summary Prospectus) | Prime Portfolio
Prime Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Prime Portfolio (Sixth Summary Prospectus) | Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Prime Portfolio | Participant Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPNXX

Prime Portfolio (Seventh Summary Prospectus) | Prime Portfolio
Prime Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Prime Portfolio (Seventh Summary Prospectus) | Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

***

Risk, Heading	rr_RiskHeading	The following is hereby added as the last paragraph of the section of each Prospectus entitled "Portfolio Summary���Prime Portfolio���Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

���   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

***

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Prime Portfolio | Cash Management Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSPXX

Treasury Portfolio (Prospectus Summary): | Treasury Portfolio
Treasury Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Portfolio (Prospectus Summary): | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISXX

Treasury Portfolio (Second Summary Prospectus) | Treasury Portfolio
Treasury Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Portfolio (Second Summary Prospectus) | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSXX

Treasury Portfolio (Third Summary Prospectus) | Treasury Portfolio
Treasury Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Portfolio (Third Summary Prospectus) | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Portfolio | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTTXX

Treasury Portfolio (Fourth Summary Prospectus) | Treasury Portfolio
Treasury Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Portfolio (Fourth Summary Prospectus) | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Portfolio | Advisory Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAOXX

Treasury Portfolio (Fifth Summary Prospectus) | Treasury Portfolio
Treasury Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Portfolio (Fifth Summary Prospectus) | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTNXX

Treasury Portfolio (Sixth Summary Prospectus) | Treasury Portfolio
Treasury Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Portfolio (Sixth Summary Prospectus) | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Portfolio | Participant Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCXX

Treasury Portfolio (Seventh Summary Prospectus) | Treasury Portfolio
Treasury Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Portfolio (Seventh Summary Prospectus) | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.

Treasury Securities Portfolio (Prospectus Summary): | Treasury Securities Portfolio
Treasury Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Securities Portfolio (Prospectus Summary): | Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSUXX

Treasury Securities Portfolio (Second Summary Prospectus) | Treasury Securities Portfolio
Treasury Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Securities Portfolio (Second Summary Prospectus) | Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSXX

Treasury Securities Portfolio (Third Summary Prospectus) | Treasury Securities Portfolio
Treasury Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Securities Portfolio (Third Summary Prospectus) | Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMXX

Treasury Securities Portfolio (Fourth Summary Prospectus) | Treasury Securities Portfolio
Treasury Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Securities Portfolio (Fourth Summary Prospectus) | Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Advisory Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVYXX

Treasury Securities Portfolio (Fifth Summary Prospectus) | Treasury Securities Portfolio
Treasury Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Securities Portfolio (Fifth Summary Prospectus) | Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNVXX

Treasury Securities Portfolio (Sixth Summary Prospectus) | Treasury Securities Portfolio
Treasury Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Securities Portfolio (Sixth Summary Prospectus) | Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Participant Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRXX

Treasury Securities Portfolio (Seventh Summary Prospectus) | Treasury Securities Portfolio
Treasury Securities Portfolio

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Treasury Securities Portfolio (Seventh Summary Prospectus) | Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Treasury Securities Portfolio
Supplement Text	ck0001227155_SupplementTextBlock

Prospectus Supplement

December 13, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, relating to the Money Market, Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios (the "Portfolios") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds, on behalf of the Money Market and Prime Portfolios, has approved investments in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolios. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolios will be deleted. In addition, the following changes to each Prospectus are required:

Supplement Closing	ck0001227155_SupplementClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Cash Management Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHSXX